Financial Instruments (Details) - Schedule of Level 3 Fair Values for the Convertible Loan - Convertible Loan [Member]	12 Months Ended
Dec. 31, 2023
Liability
Convertible loan, Valuation technique	Discounted cash flows: The valuation model considers the present value of expected payments, discounted using a risk-adjusted discount rate.
Convertible loan, Significant unobservable inputs	The interest rate for the long-term borrowings without conversion right, which is 8.26% assessed by the management.
Convertible loan, Inter-relationship between significant unobservable inputs	The interest rate will impact the cash flow for the following periods